TAX-FREE FUND FOR UTAH
                                Supplement to the
                       Statement of Additional Information
                             Dated October 31, 2009


         The material under the caption "Management of the Fund" is replaced by the following:


                             Management of the Fund

The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

         The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had five meetings during the last fiscal year.

         The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held two meetings during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

         On December 6, 2009, Mr. Ernest Calderon and Mr. Grady Gammage, Jr., were elected Trustees by the Board of Trustees of the Fund.

Trustees and Officers

         The following material includes information about each Trustee and officer and the Chairman Emeritus of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.

                                                                           Number of
                         Positions                                         Portfolios      Other Directorships
                         Held with                                         in Fund         Held by Trustee
                         Fund and                                          Complex         (The position held is
Name, Address(1)         Length of         Principal Occupation(s)         Overseen        a directorship unless
and Date of Birth        Service(2)        During Past 5 Years             by Trustee      indicated otherwise.)

Interested
Trustee(3)
Diana P. Herrmann        Trustee since    Vice Chair and Chief Executive       12         ICI Mutual Insurance
New York, NY             1997 and         Officer of Aquila Management                    Company
(02/25/58)               President        Corporation, Founder of the
                         since 1998       Aquila Group of Funds and parent
                                          of Aquila Investment Management
                                          LLC, Manager since 2004,
                                          President since 1997, Chief
                                          Operating Officer, 1997-2008, a
                                          Director since 1984, Secretary
                                          since 1986 and previously its
                                          Executive Vice President, Senior
                                          Vice President or Vice President,
                                          1986-1997; Chief Executive
                                          Officer and Vice Chair since
                                          2004, President and Manager of
                                          the Manager since 2003, and Chief
                                          Operating Officer of the Manager,
                                          2003-2008; Chair, Vice Chair,
                                          President, Executive Vice
                                          President and/or Senior Vice
                                          President of funds in the Aquila
                                          Group of Funds since 1986;
                                          Director of the Distributor since
                                          1997; Governor, Investment
                                          Company Institute (a trade
                                          organization for the U.S. mutual
                                          fund industry dedicated to
                                          protecting shareholder interests
                                          and educating the public about
                                          investing) for various periods,
                                          2004-2009, and head of its Small
                                          Funds Committee, 2004-2009;
                                          active in charitable and
                                          volunteer organizations.

Non-interested
Trustees

Gary C. Cornia           Chair of the     Dean, Marriott School of              5        Lincoln Institute of Land
Orem, UT                 Board of         Management, Brigham Young                      Policy, Cambridge, MA
(06/24/48)               Trustees since   University, since 2008;
                         2005 and         Director, Romney Institute of
                         Trustee          Public Management, Marriott
                         since 1993       School of Management, 2004-2008;
                                          Professor, Marriott School of
                                          Management, 1980-present; Past
                                          President, the National Tax
                                          Association; Fellow, Lincoln
                                          Institute of Land Policy,
                                          2002-present; Associate Dean,
                                          Marriott School of Management,
                                          Brigham Young University,
                                          1991-2000; member, Utah
                                          Governor's Tax Review Committee
                                          since 1993.

Tucker Hart Adams       Trustee since     President, The Adams Group,           4        Griffis/Blessings, Inc.
Colorado Springs,       2006              Inc., an economic consulting                   (commercial property
CO                                        firm, since 1989; formerly Chief               development and
(01/11/38)                                Economist, United Banks of                     management); Kachi Partners
                                          Colorado; currently or formerly                (middle market buyouts);
                                          active with numerous                           Colorado Health Facilities
                                          professional and community                     Authority
                                          organizations.

Ernest Calderon         Trustee since     Founder, Calderon Law Offices,        3                   None
Phoenix, AZ             2009              since 2004; Equity Partner,
(10/24/57)                                Jennings, Strouss & Salmon, PLC,
                                          1993-2004; member, Arizona Board
                                          of Regents since 2003 and member
                                          of Governor Janice Brewer's
                                          Transition Team since 2009; Past
                                          President, Grand Canyon Council
                                          of Boy Scouts of America; Past
                                          President, State Bar of Arizona,
                                          2003-2004; member, American Law
                                          Institute.

Thomas A.                Trustee since     Vice President of Robinson,          5                   None
Christopher              2006              Hughes & Christopher, C.P.A.s,
Danville, KY                               P.S.C., since 1977; President,
(12/19/47)                                 A Good Place for Fun, Inc., a
                                           sports facility, since 1987;
                                           currently or formerly active with
                                           various professional and community
                                           organizations.

Grady Gammage, Jr.       Trustee since     Founding partner, Gammage &          4                   None
Phoenix, AZ (10/01/51)   2009              Burnham, PLC, a law firm,
                                           Phoenix, Arizona, since 1983;
                                           director, Central Arizona Water
                                           Conservation District, 1992-2004;
                                           director, Arizona State University
                                           Foundation since 1998; Maricopa
                                           Partnership for Arts & Culture;
                                           Public Architecture; Arizona
                                           Historical Foundation.

Lyle W. Hillyard         Trustee since     President of the law firm of         3                   None
Logan, UT                2003              Hillyard, Anderson & Olsen,
(09/25/40)                                 Logan, Utah, since 1967; member
                                           of Utah Senate, 1985 to present, in
                                           the following positions: President,
                                           2000, Senate Majority Leader,
                                           1999-2000, Assistant Majority Whip,
                                           1995-1998; served as Chairman of the
                                           following Utah Senate Committees: Tax
                                           and Revenue, Senate Judiciary
                                           Standing, Joint Executive
                                           Appropriations, and Senate Rules;
                                           currently serves as Co-Chair, Joint
                                           Executive Appropriations.

John C. Lucking          Trustee since     President, Econ-Linc, an economic    3                   None
Phoenix, AZ              2004              consulting firm, since 1995;
(05/20/43)                                 formerly Consulting Economist,
                                           Bank One Arizona and Chief Economist,
                                           Valley National Bank; member,
                                           Arizona's Joint Legislative Budget
                                           Committee Economic Advisory Panel and
                                           the Western Blue Chip Economic
                                           Forecast Panel; Board member,
                                           Northern Arizona University
                                           Foundation since 1997; member,
                                           various historical, civic and
                                           economic associations.

Anne J. Mills            Trustee since     President, Loring Consulting         5                   None
Castle Rock, CO          1994              Company since 2001; Vice
(12/23/38)                                 President for Business Management
                                           and CFO, Ottawa University,
                                           1992-2001, 2006-2008; IBM
                                           Corporation, 1965-1991; currently
                                           active with various charitable,
                                           educational and religious
                                           organizations.
Other Individuals
Chairman Emeritus(5)
Lacy B. Herrmann         Founder and      Founder and Chairman of the Board,    N/A                  N/A
New York, NY             Chairman         Aquila Management Corporation, the
(05/12/29)               Emeritus since   sponsoring organization and parent
                         2005, Chairman   of the Manager or Administrator
                         of the Board     and/or Adviser or Sub-Adviser to
                         of Trustees,     each fund of the Aquila Group of
                         1992-2005        Funds; Chairman of the Manager or
                                          Administrator and/or Adviser or
                                          Sub-Adviser to each since 2004;
                                          Founder and Chairman Emeritus of
                                          each fund in the Aquila Group of
                                          Funds; previously Chairman and a
                                          Trustee of each fund in the Aquila
                                          Group of Funds since its
                                          establishment until 2004 or 2005;
                                          Director of the Distributor since
                                          1981 and formerly Vice
                                          President or Secretary, 1981-1998;
                                          Director or trustee, Premier VIT,
                                          1994-2009; Director or trustee of
                                          Oppenheimer Quest Value Funds Group,
                                          Oppenheimer Small Cap Value Fund,
                                          Oppenheimer Midcap Fund, 1987-2009,
                                          and Oppenheimer Rochester Group of
                                          Funds, 1995-2009; Trustee Emeritus,
                                          Brown University and the Hopkins
                                          School; active in university, school
                                          and charitable organizations.
Officers
Charles E.               Executive Vice   Executive Vice President of all       N/A                N/A
Childs, III              President        funds in the Aquila Group of Funds
New York, NY             since 2003       and the Manager and the Manager's
(04/01/57)                                parent since 2003; Executive Vice
                                          President and Chief Operating Officer
                                          of the Manager and the Manager's
                                          parent since 2008; formerly Senior
                                          Vice President, corporate development,
                                          Vice President, Assistant Vice
                                          President and Associate of the
                                          Manager's parent since 1987; Senior
                                          Vice President, Vice President or
                                          Assistant Vice President of the Aquila
                                          Money-Market Funds, 1988-2003.

Maryann Bruce            Senior Vice      President, Aquila Distributors,       N/A                 N/A
Cornelius, NC            President        Inc., since 2008; Senior Vice
(04/01/60)               since 2009       President of each of the equity
                                          and bond funds in the Aquila Group
                                          of Funds since 2009; Executive
                                          Managing Director, Evergreen
                                          Investments, 2004-2007, President,
                                          Evergreen Investment Services,
                                          Inc., 1999-2007; President and
                                          CEO, Allstate Financial
                                          Distributors, Inc., 1998-1999;
                                          Senior Vice President and Director
                                          Financial Institution Division,
                                          OppenheimerFunds, Inc., 1990-1998,
                                          Regional Vice President,
                                          1987-1990; Vice President and
                                          Mutual Fund Marketing Manager,
                                          J.C. Bradford & Company, 1982-1987.

Todd W. Curtis           Vice President   Senior Vice President and             N/A                 N/A
Phoenix, AZ              since 2009       Portfolio Manager, Tax-Free Trust
(06/08/49)                                of Arizona, since August 2004;
                                          Vice President and Portfolio Manager,
                                          Churchill Tax-Free Fund of Kentucky,
                                          since 2009, backup portfolio manager,
                                          2004-2009; Vice President and
                                          Portfolio Manager, Tax-Free Fund For
                                          Utah, since 2009; Vice President and
                                          Portfolio Manager, Banc One Investment
                                          Advisors, Inc. and its predecessors,
                                          1981-2004.

James Thompson           Vice President   Vice President and Co-Portfolio       N/A                 N/A
Bountiful, Utah          since 2009       Manager, Tax-Free Fund For Utah,
(03/17/55)                                since 2009; Assistant Vice
                                          President and Backup Portfolio
                                          Manager, Tax-Free Trust of Arizona and
                                          Churchill Tax-Free Fund of Kentucky,
                                          since 2009; Senior Vice President,
                                          First Security Bank/Wells Fargo
                                          Brokerage Services LLC, Salt Lake
                                          City, UT, 1991-2009.

Mary Kayleen Willis      Vice President   Vice President, Tax-Free Fund For     N/A                 N/A
Salt Lake City, UT       since 2003       Utah since September 2003,
(06/11/63)                                Assistant Vice President, 2002-2003;
                                          Vice President, Aquila Rocky Mountain
                                          Equity Fund, since 2004.

Robert S. Driessen       Chief            Chief Compliance Officer of the       N/A                 N/A
New York, NY             Compliance       Fund and each of the other funds
(10/12/47)               Officer since    in the Aquila Group of Funds, the
                         2009             Manager and the Distributor since
                                          December 2009; Vice President,
                                          Chief Compliance Officer, Curian
                                          Capital, LLC, 2004 - 2008; Vice
                                          President, Chief Compliance
                                          Officer, Phoenix Investment
                                          Partners, Ltd., 1999 -  2004; Vice
                                          President, Risk Liaison, Corporate
                                          Compliance, Bank of America, 1996
                                          - 1999; Vice President,

                                          Securities Compliance, Prudential
                                          Insurance Company of America, 1993 -
                                          1996; Branch Chief and Supervisory
                                          Staff Accountant, US Securities and
                                          Exchange Commission, 1979 - 1993,
                                          Financial Analyst, Office of
                                          Disclosure Policy, 1973 - 1979 and
                                          Applications, 1972 - 1973; FINRA
                                          Securities Licenses: Series 7, 24, 63
                                          and 65.

Joseph P. DiMaggio       Chief            Chief Financial Officer of each       N/A                 N/A
New York, NY             Financial        fund in the Aquila Group of Funds
(11/06/56)               Officer since    since 2003 and Treasurer since
                         2003 and         2000.
                         Treasurer
                         since 2000

Edward M. W. Hines       Secretary        Shareholder of Butzel Long, a         N/A                 N/A
New York, NY             since 1992       professional corporation, counsel
(12/16/39)                                to the Fund, since 2007; Partner
                                          of Hollyer Brady Barrett & Hines LLP,
                                          its predecessor as counsel, 1989-2007;
                                          Secretary of each fund in the Aquila
                                          Group of Funds.

John M. Herndon          Assistant        Assistant Secretary of each fund      N/A                 N/A
New York, NY (12/17/39)  Secretary        in the Aquila Group of Funds since
                         since            1995 1995 and Vice President of the
                                          three Aquila Money-Market Funds since
                                          1990; Vice President of the Manager or
                                          its predecessor and current parent
                                          since 1990.

Lori A. Vindigni        Assistant         Assistant Treasurer of each fund      N/A                 N/A
New York, NY            Treasurer since   in the Aquila Group of Funds since
(11/02/66)              2000              2000; Assistant Vice President of
                                          the Manager or its predecessor and
                                          current parent since 1998; Fund
                                          Accountant for the Aquila Group of
                                          Funds, 1995-1998.

(1) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(4) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."

(5) The Chairman Emeritus may attend Board meetings but has no voting power.


                       Securities Holdings of the Trustees
                                (as of 12/31/08)

                                      Dollar Range of                  Aggregate Dollar Range of
Name of                               Ownership in the                 Ownership in the
Trustee                               Fund(1)                          Aquila Group of Funds (1)

Interested Trustee

Diana P. Herrmann                           C                               E

Non-interested Trustees

Tucker Hart Adams                           B                               C

Ernest Calderon                             C(2)                            C

Thomas A. Christopher                       C                               E

Gary C. Cornia                              D                               E

Grady Gammage, Jr.                          B(3)                            E

Lyle W. Hillyard                            C                               D

John C. Lucking                             C                               C

Anne J. Mills                               B                               D

(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

(2)     As of February 24, 2009

(3)     As of July 2, 2009

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager or the Distributor.

Trustee Compensation

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager. For its fiscal year ended June 30, 2009 the Fund paid a total of $104,563 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

         The Fund is one of the twelve funds in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquila Group of Funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Funds.

                                                Compensation          Number of
                                                from all funds        boards on
                          Compensation          in the Aquila         which the
                          from the              Group of              Trustee
Name                      Fund                  Funds                 serves

Tucker Hart Adams         $10,500               $47,000                   4

Ernest Calderon           $     0               $19,000                   3

Thomas A. Christopher     $14,857               $66,214                   5

Gary C. Cornia            $16,000               $49,000                   5

Grady Gammage, Jr.        $     0               $33,500                   4

Lyle W. Hillyard          $10,500               $21,000                   3

John C. Lucking           $10,500               $39,500                   3

Anne J. Mills             $13,000               $76,500                   5



                         The date of this supplement is
                                 January 8, 2010

                             TAX-FREE FUND FOR UTAH
                         Supplement to the Prospectuses
                             Dated October 31, 2009


         The material under the headings "Board of Trustees" and "Officers" on the inside back cover are replaced by the following:

Board of Trustees

Gary C. Cornia, Chair
Tucker Hart Adams
Ernest Calderon
Thomas A. Christopher
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills


Officers

Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
James Thompson, Vice President and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary



                         The date of this supplement is
                                 January 8, 2010